FINANCE LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2021
FINANCE LEASE OBLIGATIONS
FINANCE LEASE OBLIGATIONS

17.    FINANCE LEASE OBLIGATIONS

Certain computer, UPS and switch equipment were acquired through finance leases entered into by the Group. Future minimum lease payments under non-cancellable finance lease arrangements are as follows:

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000
2020	—	—	—
2021	27,027	—	—

Total minimum lease payment	27,027	—	—
Less: amount representing interest	(1,786)	—	—

Present value of remaining minimum lease payment	25,241	—	—
Less: current portion	25,241	—	—
Non-current portion	—	—	—